CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB136,359 and RMB42,615 as of December 31, 2019 and 2020, respectively)	¥ 15,191,313	¥ 13,792,200
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB458,894 and RMB 281,260 as of December 31, 2019 and 2020, respectively)	1,558,891	1,233,165
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,090,910 and RMB 2,720,520 as of December 31, 2019 and 2020, respectively)	7,696,996	6,534,575
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,820 and nil as of December 31, 2019 and 2020, respectively)	444,100	532,788
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB244,323 and RMB 289,815 as of December 31, 2019 and 2020, respectively)	334,431	405,994
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	1,043,426	1,093,645
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB17,697 and RMB1,157 as of December 31,2019 and 2020, respectively)	299,791	333,268
NON-CURRENT LIABILITIES
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)		64,515
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB36,385 and RMB 31,773 as of December 31, 2019 and 2020, respectively)	432,995	165,098
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB21 as of December 31, 2019 and 2020, respectively)	1,070,891	782,068
Operating lease liabilities - noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,743 and RMB4,501 as of December 31,2019 and 2020, respectively)	1,360,946	¥ 1,395,665
Other long term liabilities (Including other long term liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	¥ 121,245
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	119,223,484	117,584,362
Common shares, shares outstanding | shares	119,223,484	117,584,362
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB136,359 and RMB42,615 as of December 31, 2019 and 2020, respectively)	¥ 42,615	¥ 136,359
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB458,894 and RMB 281,260 as of December 31, 2019 and 2020, respectively)	281,260	458,894
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,090,910 and RMB 2,720,520 as of December 31, 2019 and 2020, respectively)	2,720,520	3,090,910
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,820 and nil as of December 31, 2019 and 2020, respectively)		8,820
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB244,323 and RMB 289,815 as of December 31, 2019 and 2020, respectively)	289,815	244,323
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	0	0
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB17,697 and RMB1,157 as of December 31,2019 and 2020, respectively)	1,157	17,697
NON-CURRENT LIABILITIES
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	0	0
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB36,385 and RMB 31,773 as of December 31, 2019 and 2020, respectively)	31,773	36,385
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB21 as of December 31, 2019 and 2020, respectively)	21	0
Operating lease liabilities - noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,743 and RMB4,501 as of December 31,2019 and 2020, respectively)	4,501	8,743
Other long term liabilities (Including other long term liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	¥ 0	¥ 0